Income Taxes - Schedule of Net Changes in Deferred Income Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax beginning balance	R$ 145,966	R$ 149,588
Adoption of new accounting standard			R$ 24,362
Deferred tax beginning balance			170,328	R$ 149,588
Losses available for offsetting against future taxable income	(8,328)	9,735
Deferred income taxes arising from business combinations	(12,852)
Changes in FVOCI	7,198
Deferred tax ending balance	182,445	145,966
Deferred tax assets			262,668	198,234
Deferred tax liabilities			(80,223)	(52,268)
Deferred tax, net	145,966	149,588	182,445	145,966
Tax credit carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	18,762	1,339
Temporary differences under FIDC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	(16,095)	(24,203)
Temporary differences relating to share based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	16,103	3,636
Amortization of intangible assets acquired in business combinations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	4,180	5,090
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited (charged) directly to equity	R$ 3,149	R$ 781
Deferred tax assets on tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			174,380	182,708
Deferred tax assets on temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			R$ 88,288	R$ 15,526